Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share
Earnings per share

7. Earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the (loss)/profit for the year attributable to equity holders by the weighted average number of common shares outstanding during the year.

The following table reflects the income statement (loss)/profit and share data used in the basic EPS computations:

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
(Loss)/profit attributable to equity holders	(94)	63	(74)

	2018	2017	2016
Weighted average number of common shares for basic EPS (millions of shares)	236.3	229.6	202.0
(Loss)/profit per share	$(0.40)	$0.27	$(0.37)

The weighted average number of company shares at December 31, 2016 has been re-presented to adjust for the share reorganization completed in March 2017 as set out in Note 16 (i). Please refer to Note 16 for details of transactions involving ordinary shares for the years ended December 31, 2018 and 2017.

There have been no transactions involving common shares or potential ordinary shares between the reporting date and the authorization of these financial statements.